Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
Note 6. Cash and Cash Equivalents
For the purposes of the statement of cash flows, cash item includes cash on hand and in banks and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period consist of the following:

	2019		2018
Cash and bank balances	Ps.	4,641	Ps.	7,778
Cash equivalents (see Note 3.5)		15,850		15,949

	Ps.	20,491	Ps.	23,727